Stock Options (Tables)	3 Months Ended
Jan. 31, 2024
Stock Options [Abstract]
Schedule of Changes in Stock Options	The following table summarizes the changes in the Company’s stock options for the periods ended January 31, 2023 and October 31, 2022:
	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2022	5,254	C$	613.5	$450.64

Granted	334		442.22	318.81

Outstanding, October 31, 2023	5,588	C$	603.12	$434.81

Expired	(67)		720.00	537.43

Outstanding, January 31, 2024	5,521	C$	601.70	$449.13

Exercisable, January 31, 2024	4,405	C$	604.47	$451.20

Schedule of Additional Information Regarding Stock Options Outstanding	Additional information regarding stock options outstanding as of January 31, 2024, is as follows:
Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

533	2.32	C$	166.50	$124.28	444	C$	166.50	$124.28
978	8.01		504.00	376.20	732		504.00	376.20
1,166	2.31		675.00	503.84	1,012		675.00	503.84
200	5.25		702.00	524.00	159		702.00	524.00
133	2.64		747.00	557.59	133		747.00	557.59
422	7.86		612.00	456.82	422		612.00	456.82
1,044	8.01		720.00	537.43	696		720.00	537.43
667	2.42		756.00	564.31	556		756.00	564.31
111	7.86		900.00	671.79	83		900.00	671.79
61	9.32		315.00	235.13	38		315.00	235.13
156	9.41		504.00	376.20	117		504.00	376.20
50	9.44		31.35	23.40	13		31.35	23.40
5,521	5.40	C$	601.70	$449.13	4,405	C$	604.47	$451.20

Schedule of Fair Value of Stock Options	The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:
	Three months ended January 31, 2024	Three months ended January 31, 2023

Risk-free interest rate	3.53%	2.68%
Expected life (in years)	5.36	5.38
Expected volatility	148.21%-160.75%	91.81%-94.66%